UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23638

The Finite Solar Finance Fund

(Exact name of registrant as specified in charter)

401 Wilshire Blvd., #1251

Santa Monica, CA 90401

(Address of Principal Executive Offices)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, DE 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant’s telephone number, including area code: (415) 966-2000

Date of fiscal year end: 9/30/2023

Date of reporting period: 3/31/2023

The Finite Solar Finance Fund

(SOLRX)

SEMI-ANNUAL REPORT

MARCH 31, 2023

The Finite Solar Finance Fund

March 31, 2023

(% of Net Assets)

Sector Breakdown

% of Net Assets

SOLAR DEVELOPMENT, 29.0%
FINANCIAL, 1.7%
NATIONAL GOVERNMENT, 8.1%
MONEY MARKET FUNDS, 73.5%

The Finite Solar Finance Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Principal Amount ($)	PRIVATE FINANCING - 30.7%	Spread	Coupon Rate (%)	Maturity	Fair Value
	SOLAR DEVELOPMENT - 29.0%
600,000	Azimuth Renewables, LLC (a) (b)		15.0000	1/24/2024	600,000
275,000	WayPoint Partners, LLC (a) (c)	SOFR6MTH + 7.0%	12.0211	5/31/2023	275,000
					875,000
	FINANCIAL - 1.7%
50,000	OtoPilot, LLC (a) (c)	SOFR6MTH + 8.0%	12.000	11/30/2023	50,000
	TOTAL PRIVATE FINANCING - (Cost $924,991)				925,000

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 8.1%
	NATIONAL GOVERNMENT - 8.1%
250,000	United States Treasury Note	2.556	4/30/2024	244,505
	TOTAL U.S. GOVERNMENT & AGENCIES - (Cost $248,829)			244,505

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMENTS - 73.5%
	MONEY MARKET FUNDS - 73.5%
2,220,295	First American Treasury Obligations Fund, Class X (d)	4.722		2,220,295
	TOTAL SHORT TERM INVESTMENTS - (Cost $2,220,295)			2,220,295
	TOTAL INVESTMENTS - 112.3% - (Cost $3,394,115)			3,389,800
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.3%)			(368,065)
	NET ASSETS - 100.0%			$3,021,735

(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the total market value of 144A securities is $925,000 or 30.7% of net assets.

(b) Fixed rate Asset.

(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d) Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes to financial statements.

The Finite Solar Finance Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2023

ASSETS
Investments, at value (Cost $3,394,115)	$3,389,800
Due from adviser	161,795
Interest receivable	39,973
Receivable for fund shares sold	3,125
Prepaid expenses and other assets	62,992
TOTAL ASSETS	3,657,685

LIABILITIES
Accrued investment advisory fees	6,176
Accrued audit fees	110,149
Accrued legal fees	119,114
Accrued trustee fees	39,724
Accrued fund administration, fund accounting, and transfer agency fees	91,999
Accrued offering costs	268,788
TOTAL LIABILITIES	635,950
NET ASSETS	$3,021,735

NET ASSETS CONSIST OF:
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$3,056,814
Distributable earnings	(35,079)
NET ASSETS	$3,021,735

NET ASSET VALUE PER SHARE (306,505 Shares)	$9.86

See accompanying notes to financial statements.

The Finite Solar Finance Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended March 31, 2023

INVESTMENT INCOME
Interest income	$78,027
TOTAL INVESTMENT INCOME	78,027

EXPENSES
Investment advisory fees	18,447
Offering costs	133,285
Legal fees	58,160
Audit and tax fees	62,020
Fund administration and accounting fees	73,464
Transfer agency fees	29,280
Custodian fees	2,393
Blue sky fees	14,266
Compliance officer fees	7,779
Trustees’ fees	39,889
Other expenses	80,624
TOTAL EXPENSES	519,607

NET EXPENSES
Investment advisory fees waived	(490,585)
TOTAL NET EXPENSES	29,022

NET INVESTMENT INCOME	$49,005

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(27,508)
Net change in unrealized appreciation/(depreciation) on investments	59,730
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	$32,222
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,227

See accompanying notes to financial statements.

The Finite Solar Finance Fund

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited) Period Ended 3/31/2023	Period Ended 9/30/2022 (1)

FROM OPERATIONS
Net investment income / (loss)	$49,005	$(5,762)
Net realized gain / (loss) on investments	(27,508)	-
Net change in unrealized appreciation / (depreciation) on investments	59,730	(64,045)
Net increase/(decrease) in net assets resulting from opeartions	81,227	(69,807)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(46,499)	-
Net decrease in net assets from distributions to shareholders	(46,499)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	163,900	2,871,625
Proceeds from shares reinvested	46,488	-
Payments for shares redeemed	(125,199)	-
Net increase in net assets from shares of beneficial interest	85,189	2,871,625

TOTAL INCREASE IN NET ASSETS	119,917	2,801,818

NET ASSETS
Beginning of year/period	2,901,818	100,000
End of year/period	$3,021,735	$2,901,818

SHARE ACTIVITY
Shares sold	16,537	287,861
Shares reinvested	4,717	-
Shares redeemed	(12,610)	-
Net increase in shares	8,644	287,861

SHARES OUTSTANDING
Beginning of year/period	297,861	10,000
End of year/period	306,505	297,861

(1) The Fund commenced operations on December 31, 2021.

See accompanying notes to financial statements.

The Finite Solar Finance Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	(Unaudited)
	Period Ended 3/31/2023		Period Ended 9/30/2022 (1)

Net Asset Value, Beginning of Year/Period	$9.74		$10.00
From investment operations
Net investment income / (loss)	0.16		(0.02)
Net realized and unrealized gain / (loss) on investment activity	0.11		(0.24)
Total from investment operations	0.27		(0.26)

Less distributions from:
Net investment income	(0.15)		-
Total distributions	(0.15)		-

Net Asset Value, end of period	$9.86		$9.74

Total Return	2.47%	(2)	(2.60)%	(3)

Ratio of net expenses to average net assets
Expenses, before waiver	35.21%	(2)	44.11%	(2)
Expenses, after waiver	1.97%	(2)	2.00%	(2)(4)
Net investment income / (loss)	3.32%	(2)	(0.30)%	(2)(4)

Supplemental Data
Net Asset Value, End of Year/Period (000s)	$3,022		$2,902
Portfolio Turnover Rate	17.76%	(3)	0.00%	(3)

(1) The Fund commenced operations on December 31, 2021.

(2) Annualized.

(3) Not annualized.

(4) U.S. Bank Global Fund Services voluntarily waived a portion of their fees during the period ended September 30, 2022, impacting the ratios by 2.02%.

See accompanying notes to financial statements.

The Finite Solar Finance Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements (Unaudited)
March 31, 2023

1.	ORGANIZATION

The Finite Solar Finance Fund (the “Fund”) was formed as a statutory trust under the laws of the State of Delaware on January 12, 2021. The Fund commenced operations on December 31, 2021. The Fund is a registered closed-end management investment company that continuously offers its shares and operates as an “interval fund.” The Fund seeks to provide total return with an emphasis on current income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its Managed Assets, directly or indirectly, in alternative-lending related securities and other investments issued primarily for solar financing, including credit instruments related to the development, purchase or installation of solar energy equipment or the purchase and lease of renewably generated electricity and securities of solar finance companies, specialty finance companies and other solar industry participants. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

Finite Management, LLC serves as the Fund’s investment adviser (the “Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Portfolio Valuation

The Board of Trustees (the “Board”) of the Fund has adopted pricing and valuation procedures (the “Valuation Procedures”) to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. Under Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform the fair valuation determinations for investments held by the Fund. In performing these determinations, the Valuation Designee utilizes a Valuation Committee comprised of individuals assigned by the Adviser. The Valuation Designee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. In addition, the Fund has engaged an independent third-party valuation specialist to assist in valuing such securities in certain circumstances where a market price is not readily available.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.

Investments are generally valued using prices provided by independent pricing services or obtained from other sources, such as broker- dealer quotations. Exchange-traded instruments generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange traded instruments utilizing a range of market-based inputs and assumptions, including market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. Debt instruments are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Designee makes use of reputable financial information providers in order to obtain the relevant quotations. Short-term debt securities, which have a maturity date of 60 days or less, and of sufficient credit quality, are valued at amortized cost. With respect to investments in alternative credit instruments, the Fund will generally utilize prices provided by an independent valuation service provider, subject to review by the Valuation Designee. In pricing certain instruments, particularly less liquid and lower quality securities, the pricing services may consider information about a security, its issuer or market activity provided by the Adviser.

The Finite Solar Finance Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements (Unaudited)
March 31, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio Valuation (continued)

If a price cannot be obtained from a pricing service or other pre-approved source, or if the Valuation Designee deems such price to be unreliable, or if a significant event occurs after the close of the local market but before the Fund’s NAV is calculated, a portfolio instrument will be valued at its fair value as determined by the Valuation Designee, pursuant to policies and procedures adopted by the Board. There is no single standard for determining fair value of an investment. Rather, in determining the fair value of an investment for which there are no readily available market quotations, the Valuation Designee may consider comparable company factors, including fundamental analytical data relating to the investment, the nature and duration of any restriction on the disposition of the investment, the cost of the investment at the date of purchase, the liquidity of the market for the investment, the price of such investment in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, or the per share price of the investment to be valued in recent verifiable transactions.

Investment Transactions

Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on specific identified cost basis.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded daily.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual when the issuer resumes interest payments or when collectability of interest is probable.

Offering Costs

Offering costs include registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until Shares of the Fund are offered to the public. Offering costs are subject to the Expense Limitation Agreement between the Fund and Adviser. The total amount of offering costs incurred by the Fund were $133,285 for the period ended March 31, 2023.

Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Fund recognizes tax benefits of uncertain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2023. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the period since commencement of operations, December 31, 2021, remain subject to examination by major taxing authorities.

The Finite Solar Finance Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements (Unaudited)
March 31, 2023

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes (continued)

As of March 31, 2023, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$3,394,115

Gross tax unrealized appreciation	9
Gross tax unrealized (depreciation)	(4,324)
Net tax unrealized appreciation / (depreciation) on investments	$(4,315)

Distribution of Income and Gains

Distributions are accrued and declared daily and paid quarterly, and long-term capital gains distributions will be made at least annually. The Fund intends to distribute substantially all its capital gains and net income on an annual basis. The specific tax characteristics of any distributions will be reported to shareholders after the end of each calendar year. During the period ended March 31, 2023, the Fund paid the following distributions:

Distribution Record	Date	Distribution Ex-Date	Ordinary Income	Capital Gains	Capital	Total
12/29/2022		12/30/2022	$6,898	$-	$-	$6,898
3/30/2023		3/31/2023	39,601	-	-	39,601
	Total:		$46,499	$-	$-	$46,499

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, management expects the risk of loss to be remote.

3.	AGREEMENTS

Investment Advisory Agreement

The Fund has entered into an Investment Advisory Agreement with the Adviser. In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund will pay the Adviser a management fee (the “Management Fee”) at the annual rate of 1.25% of the average daily Managed Assets of the Fund. “Managed Assets” includes the value of all securities, loans and the amount of any leverage (portfolio or structural) the Fund may have, minus operating expenses of the Fund. During the period ended March 31, 2023, the Fund incurred a Management Fee of $18,447.

During periods when the Fund is using leverage, the Management Fee paid to the Adviser will be higher than if the Fund did not use leverage because the Management Fee paid is calculated on the basis of the Fund’s Managed Assets, which includes the assets purchased through leverage.

The Finite Solar Finance Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements (Unaudited)
March 31, 2023

3.	AGREEMENTS (continued)

Expense Limitation and Reimbursement Agreement

The Fund has entered into an Expense Limitation Agreement with the Adviser whereby the Adviser has agreed to reduce its fees and/or absorb the operating expenses (including offering expenses) of the Fund, solely to the extent necessary to limit the Fund’s total annual operating expenses, excluding certain “Excluded Expenses” listed below, to the annual rate of 2.00% of the Fund’s average daily Managed Assets (the “Expense Cap”) until at least November 15, 2023. Excluded Expenses that are not covered by the Expense Cap are: brokerage fees and commissions; loan servicing fees; borrowing costs (such as (i) interest, including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts; (ii) commitment fees and (iii) dividends on securities sold short); taxes; indirect expenses incurred by underlying funds in which the Fund may invest; the cost of leverage; litigation and indemnification expenses; judgments; fees and expenses associated with the Fund’s independent trustees (including independent trustees legal counsel fees); and extraordinary expenses. If the Adviser waives fees or reimburses any operating expenses of the Fund pursuant to the Expense Limitation Agreement, the Adviser may, for three years after the end of the month in which such fees or expenses are waived or incurred, recoup amounts waived or incurred to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and excluding the Excluded Expenses) to exceed the lesser of (i) the Expense Cap in effect at the time the waiver or reimbursement, and (ii) the Expense Cap in effect at the time the recoupment is sought. During the period ended March 31, 2023, the Adviser waived/reimbursed expenses totaling $490,585.

The following table reflects the amount of expenses waived/reimbursed that may become subject to recoupment in a future period:

For the Period Ended	Subject to Recovery on or Before Fiscal Year Ending September 30,	Management Fees Waived/Expenses Reimbursed Subject to Recovery
September 30, 2022	2025	$777,248
March 31, 2023	2026	490,585
Total:		$1,267,833

Gryphon Fund Group, LLC (“Gryphon”) provides accounting, administrative, and transfer agent services to the Fund. The Fund has entered into a Master Services Agreement (“Services Agreement”) with Gryphon. Under the Services Agreement, Gryphon is responsible for a wide variety of` functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports and are paid fees, computed and payable monthly at an annual rate based on the average daily net assets of the Fund.

U.S. Bank National Association (“USB N.A.”) serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

CCO Technology, LLC d/b/a Joot (“Joot”) provides compliance consulting services, including an external Chief Compliance Officer role by Soth Chin. Under a compliance consulting agreement, Joot is paid a fixed monthly fee for its services.

Foreside Fund Services, LLC (“Foreside”) serves as the distributor of the Fund. Under a distribution agreement, Foreside is paid based on the average daily net assets of shares which are distributed through Foreside.

Certain officers of the Fund are also officers of the Adviser. Such officers are paid no fees by the Fund for serving as officers of the Fund.

4.	FAIR VALUE OF INVESTMENTS

Investments are carried at fair value. The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect

The Finite Solar Finance Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements (Unaudited)
March 31, 2023

4.	FAIR VALUE OF INVESTMENTS (continued)

the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments.
●	Level 2 – quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not considered active; observable inputs other than observable quoted prices for the asset or liability; or inputs derived principally from or corroborated by observable market data.
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) that reflect the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, developed based on the best information available in the circumstances.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Private Financing (b)	$-	$925,000	$-	$925,000
Treasury Notes (b)	-	244,505	-	244,505
Short-Term Investments (b)	2,220,295	-	-	2,220,295
Total Investments	$2,220,295	$1,169,505	$-	$3,389,800

(a)	As of the period ended March 31, 2023, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).
(b)	All money market funds held in the Fund are Level 1 securities. All U.S. treasury notes and private financing agreements held in the Fund are Level 2 securities. For a detailed break-out of security by industry, please refer to the Schedule of Investments.

5.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 31, 2023, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

U.S. Government Obligations		All Other
Purchases	Sales	Purchases	Sales

$-	$(1,750,000)	$925,000	$(574,370)

Associated Risks - The Fund’s investments expose it to various risks, which include, but are not limited to, the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s prospectus and statement of additional information.

Alternative Credit and Notes Risk. Alternative lending-related instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “high yield” bonds. There can be no assurance that payments due on underlying alternative credit investments will be made. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment. A substantial portion of the alternative credit in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority.

Cash Positions Risk. The Fund may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments. When the Fund’s investment in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

The Finite Solar Finance Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements (Unaudited)
March 31, 2023

5.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS (continued)

Credit and Interest Rate Analysis Risk. The value of a debt security depends on the issuer’s credit quality and ability to pay principal and interest when due. The securities in which the Fund may invest may have varying degrees of credit risk and, subject to fundamental investment restrictions, which, among other things, prohibit the Fund from investing in loans of subprime quality, the Fund is not restricted by any borrower credit criteria or credit risk limitation. The obligations of issuers are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally, such as conditions in the alternative lending market.

Debt Securities Risks. Debt securities are subject to various risks, including issuer risk, interest rate risk, liquidity risk, prepayment risk, reinvestment risk.

Solar Industry Risk. The value of stocks that comprise the energy sector and the prices of energy may decline. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. Shares of companies involved in the solar energy sector have historically been more volatile than shares of companies operating in more established industries. The Fund may be adversely impacted by risks related to the solar industry, including decreases in government budgets; regulations risk; operational disruption risk; construction risk; solar atmospheric and weather conditions risk; changes in tariffs risk; solar technology risk; increasing competition and market change risk.

Specialty Finance and Other Financial Companies Risk. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Any impediments to a specialty finance or other financial company’s access to capital markets, such as those caused by general economic conditions or a negative perception in the capital markets of the company’s financial condition or prospects, could adversely affect such company’s business.

Concentration in the Solar Financing Sector Risk. The Fund’s concentration in alternative-lending related securities or other investments issued in connection with solar financing may make it more susceptible to adverse economic or regulatory occurrences affecting this industry, such as changes in interest rates, loan concentration and competition.

Platform Risk. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding payments due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated or sourced, the loan may be unsecured or under-collateralized and/or it may be impracticable or undesirable to commence a legal proceeding against the defaulting borrower.

Solar Loan Originator Risk. In addition to the risks relating to alternative lending platforms generally, Solar Loan Originators like solar financing companies are also subject to specific risks relating to the solar industry. The terms of Solar Loans, PPA, and Solar Leases may be for 20 or 25 years and require the customer to make monthly payments to the Solar Loan Originator. Accordingly, solar financing companies are subject to the credit risk of its customers. In addition, as a Solar Loan Originator’s business expands, the risk of customer defaults could increase, and future loan exposure may exceed the amount of such reserves. U.S. Solar Companies face competition from traditional regulated electric utilities, from less-regulated third party energy service providers, other solar companies and from new renewable energy companies. The solar energy and renewable energy industries are both highly competitive and continually evolving as participants strive to distinguish themselves within their markets and compete with large traditional utilities. As the solar industry grows and evolves, U.S. Solar Companies, including Solar Loan Originators, will also face new competitors who are not currently in the market.

Fixed Income Risk. Fixed income securities increase or decrease in value based, among other things, on changes in interest rates. The issuer of a fixed income security may not be able to make interest and principal payments when due. This risk is increased in the case of issuers of high yield securities, also known as “junk bonds.” Fixed income risks include components of the following additional risks: credit risk; high yield securities / junk bond risk; government risk; and interest rate risk.

The Finite Solar Finance Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements (Unaudited)
March 31, 2023

5.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS (continued)

Illiquidity Risk. A reliable secondary market has yet to develop, nor may one ever develop, for Solar Loans and such other alternative lending-related instruments and, as such, these investments should be considered illiquid. The Fund may not be able to sell any of its alternative lending-related instruments even under circumstances when the Adviser believes it would be in the best interests of the Fund to sell such investments.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk. Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board. Valuation of illiquid investments may require more research than for more liquid investments. Prices obtained by the Fund upon the sale of such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund. If assets are mispriced, shareholders could lose money upon sale in connection with a periodic repurchase offer or could pay too much for Shares purchased.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities market or other securities markets or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

6.	MARKET DISRUPTION AND GEOPOLITICAL EVENTS

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

7.	SUBSEQUENT EVENTS

On April 27, 2023, the Fund filed a Repurchase Offer with the SEC. The Fund is offering to repurchase up to 5% of the Fund’s total shares issued and outstanding. The Repurchase Offer period began on April 27, 2023 and will end on the Repurchase Request Deadline on May 25, 2023.

The Fund noted no other subsequent events that require disclosure in or adjustment to the Financial Statements.

The Finite Solar Finance Fund	SEMI-ANNUAL REPORT

Additional Information
March 31, 2023

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 844-434-6843 and on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 844-434-6843, on the SEC’s website www.sec.gov, or on the Fund’s website at www.solrx.finite.io.

Quarterly Portfolio Schedule

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.